SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 1,320,338	$ 966,148
Additions	47,890	490,394
Disposals	(128,615)	(136,204)
Property, plant and equipment, ending balance	1,239,613	1,320,338
Accumulated depreciation Property, plant and equipment, beginning balance	639,537	561,457
Charge for the period	107,098	154,410
Disposals	(79,551)	(76,330)
Accumulated depreciation Property, plant and equipment, ending balance	667,084	639,537
Property, plant and equipment	572,529	680,801
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	133,273	95,662
Additions	2,567	58,611
Disposals		(21,000)
Property, plant and equipment, ending balance	135,840	133,273
Accumulated depreciation Property, plant and equipment, beginning balance	58,178	41,998
Charge for the period	20,432	22,762
Disposals		(6,582)
Accumulated depreciation Property, plant and equipment, ending balance	78,610	58,178
Property, plant and equipment	57,230	75,095
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,040,192	834,453
Additions	42,965	320,943
Disposals	(128,615)	(115,204)
Property, plant and equipment, ending balance	954,542	1,040,192
Accumulated depreciation Property, plant and equipment, beginning balance	545,403	502,790
Charge for the period	73,087	112,361
Disposals	(79,551)	(69,748)
Accumulated depreciation Property, plant and equipment, ending balance	538,939	545,403
Property, plant and equipment	415,603	494,789
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	86,530
Additions	2,358	86,530
Disposals
Property, plant and equipment, ending balance	88,888	86,530
Accumulated depreciation Property, plant and equipment, beginning balance	6,790
Charge for the period	8,902	6,790
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	15,692	6,790
Property, plant and equipment	73,196	79,740
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	60,343	36,033
Additions		24,310
Disposals
Property, plant and equipment, ending balance	60,343	60,343
Accumulated depreciation Property, plant and equipment, beginning balance	29,166	16,669
Charge for the period	4,677	12,497
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	33,843	29,166
Property, plant and equipment	$ 26,500	$ 31,177